Summary of Business and Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation—The accompanying unaudited condensed consolidated financial statements include the accounts of SelectQuote, Inc., and its wholly owned subsidiaries: SelectQuote Insurance Services, SelectQuote Auto & Home Insurance Services, LLC (“SQAH”), ChoiceMark Insurance Services, Inc., Tiburon Insurance Services, and InsideResponse, LLC ("InsideResponse"). The condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and reflect all normal recurring adjustments that are necessary to present fairly the results for the interim periods presented. All intercompany accounts and transactions have been eliminated in consolidation. Certain information and disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in accordance with those rules and regulations and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements in our Annual Report on Form 10-K for the year ended June 30, 2020, and include all adjustments necessary for the fair presentation of our financial position for the periods presented, the results of which are not necessarily indicative of the results to be expected for any subsequent period, including for the year ending June 30, 2021, and therefore should not be relied upon as an indicator of future results. The accompanying unaudited condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements for the year ended June 30, 2020. Results of operations were not materially impacted by the Covid-19 pandemic, but the Company is continuously assessing the evolving situation related to the pandemic.Basis of Presentation—The accompanying consolidated financial statements include the accounts of SelectQuote, Inc., and its wholly owned subsidiaries: SelectQuote Insurance Services, SelectQuote Auto & Home Insurance Services, LLC (“SQAH”), ChoiceMark Insurance Services, Inc., Tiburon Insurance Services, InsideResponse, LLC, and GenMark, LLC. All intercompany accounts and transactions have been eliminated in consolidation. The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include all adjustments necessary for the fair presentation of our financial position as of June 30, 2020. Certain reclassifications have been made to prior periods to conform with current year. Results from operations related to entities acquired during the periods covered by the consolidated financial statements are reflected from the effective date of acquisition. Results of operations were not materially impacted by the Covid-19 pandemic, but the Company is continuously assessing the evolving situation related to the pandemic.
Use of Estimates	Use of Estimates—The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets, and liabilities and disclosure of contingent assets and liabilities. The Company regularly assesses these estimates; however, actual amounts could differ from those estimates. The most significant items involving management’s estimates include estimates of revenue recognition, commissions receivable, valuation of intangible assets and goodwill, share-based compensation expense, and the provision for income taxes. The impact of changes in estimates is recorded in the period in which they become known.Use of Estimates—The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets, and liabilities and disclosure of contingent assets and liabilities. The Company regularly assesses these estimates; however, actual amounts could differ from those estimates. The most significant items involving management’s estimates include estimates of revenue recognition, commissions receivable, valuation of intangible assets and goodwill, share-based compensation expense and the provision for income taxes. The impact of changes in estimates is recorded in the period in which they become known.
Initial Public Offering, Treasury Share Retirement and Equity Issuance Costs
Initial Public Offering—On May 26, 2020, the Company completed its initial public offering (the "IPO") whereby 18,000,000 shares of common stock were sold to the public at $20.00 per share (in addition to shares sold by selling stockholders). Net proceeds to the Company from the offering, after deducting underwriting discounts and commissions and offering expenses were $333.1 million.
Stock Split—On February 28, 2020, the Company effected an eight-for-one forward stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of its preferred stock, which is referred to as the “stock split.” The par value of the Company’s common stock was not adjusted as a result of the stock split. All references to common stock, options to purchase common stock, share data, per share data and related information contained in the consolidated financial statements and related footnotes have been retrospectively adjusted, where applicable, to reflect the effect of the stock split and the adjustment of the preferred stock conversion ratios. Accordingly, an adjustment was made between common stock and additional paid-in-capital in the consolidated balance sheets to reflect the new values after the stock split. In connection with the stock split, the number of authorized shares of the Company’s common stock was increased to 700 million. The shares of treasury stock were not affected by the stock split and were retired on March 30, 2020.
Treasury Share Retirement—The Company periodically retires treasury shares that it acquires through share repurchases and returns those shares to the status of authorized but unissued. When treasury shares are retired, the Company's policy is to allocate the excess of the repurchase price over the par value of shares acquired to retained earnings. On March 30, 2020, the Company retired 4.0 million shares of its common stock and preferred stock held in treasury. The shares were returned to the status of authorized but unissued shares. As a result, the treasury stock balance as of June 30, 2020 was reduced to zero, and the common stock, preferred stock, and retained earnings balances in the consolidated balance sheet were reduced by $0.1 million, $0.2 million, and $77.0 million, respectively.
Equity Issuance Costs—Equity issuance costs primarily consist of legal fees, underwriting fees, and other costs incurred as a result of the IPO and the issuance of Series E preferred stock. Upon completion of the IPO in May of 2020, $26.9 million of costs were charged to shareholders’ equity against the gross proceeds raised. For the issuance of Series E preferred stock in April and May of 2020, $5.6 million of costs were charged to shareholders’ equity against the gross proceeds raised. The Company did not incur any equity issuance costs as of June 30, 2019.

Business Combinations	Business Combinations—The Company accounts for business combinations in accordance with ASC Topic 805, Business Combinations (“ASC 805”), which requires most identifiable assets, liabilities, noncontrolling interests, and goodwill acquired in a business combination to be recorded at full fair value at the acquisition date. Additionally, ASC 805 requires transaction-related costs to be expensed in the period incurred. The determination of fair value of assets acquired and liabilities assumed requires estimates and assumption that can change as a result of new information obtained about facts and circumstances that existed as of the acquisition date. As such, the Company will make any necessary adjustments to goodwill in the period identified within one year of the acquisition date. Adjustments outside of that range are recognized currently in earnings. Refer to Note 2 of the consolidated financial statements for further information.
Cash, Cash Equivalents, and Restricted Cash	Cash, Cash Equivalents, and Restricted Cash—Cash and cash equivalents represent cash and short-term, highly liquid investments with maturities of three months or less at the time of purchase. The Company’s restricted cash balance consists of a specified deposit account to be used only for interest payments on the Term Loan (as defined below).
Cash, Cash Equivalents, and Restricted Cash	Cash, Cash Equivalents, and Restricted Cash—Cash and cash equivalents represent cash and short-term, highly liquid investments with maturities of three months or less at the time of purchase. The Company’s restricted cash balance consists of a specified deposit account to be used only for interest payments on the Term Loan (as defined below).
Concentrations of Credit Risk
Concentrations of Credit Risk—Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of accounts and commissions receivable. The Company believes the potential for collection issues with any of its customers is minimal as of June 30, 2020, based on the lack of collection issues in the past and the high financial standards the Company requires of its customers. As of June 30, 2020, three insurance carrier customers accounted for 26%, 20%, and 10% of total accounts and commissions receivable. As of June 30, 2019, two insurance carrier customers accounted for 20% and 17% of total accounts and commissions receivable.
For the year ended June 30, 2020, three insurance carrier customers accounted for 26% 18%, and 11% of total revenue. For the year ended June 30, 2019, three insurance carrier customers accounted for 23%, 14%, and 12% of total revenue. For the year ended June 30, 2018, three insurance carrier customers accounted for 14%, 13%, and 13% of total revenue.

Property and Equipment—Net
Property and Equipment—Net—Property and equipment are stated at cost less accumulated depreciation. Capital lease amortization expenses are included in depreciation expense in our consolidated statements of comprehensive income. Depreciation is computed using the straight-line method based on the date the asset is placed in service using the following estimated useful lives:

Computer hardware	3 years
Equipment	3–4 years
Leasehold improvements	Shorter of lease period or useful life
Furniture and fixtures	7 years
Maintenance and minor replacements are expensed as incurred.

Software—Net	Software—Net—The Company capitalizes costs of materials, consultants, and compensation and benefits costs of employees who devote time to the development of internal-use software during the application development stage. Judgment is required in determining the point at which various projects enter the phases at which costs may be capitalized, in assessing the ongoing value of the capitalized costs, and in determining the estimated useful lives over which the costs are amortized, which is generally 3 years.
Impairment and Disposal of Long-Lived Assets	Impairment and Disposal of Long-Lived Assets—The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such asset is considered to be impaired, a loss is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs to sell.
Goodwill	Goodwill—Goodwill represents the excess of the purchase price over the estimated fair values of identifiable assets and liabilities acquired in a business combination as of the acquisition date. Goodwill is not amortized in accordance with the requirements of ASC 350, Intangibles-Goodwill and Other (“ASC 350”). ASC 350 requires that the Company test goodwill for impairment on an annual basis and whenever events or circumstances indicate that the asset may be impaired. The Company considers significant unfavorable industry or economic trends as factors in deciding when to perform an impairment test. Goodwill is allocated among, and evaluated for impairment, at the reporting unit level, which is defined as an operating segment or one level below an operating segment. The Company performs the annual goodwill impairment as of April 1. Refer to Note 2 of the consolidated financial statements regarding goodwill recorded as a result of the InsideResponse acquisition (as defined in Note 2 to the consolidated financial statements).
Revenue from Contract with Customer
Commission Advances—Commission advances represent a refund liability primarily for upfront future renewal commission payments received from certain insurance carriers at the time an insurance policy is first sold. The Company is required to return commission advances to customers in the event the underlying policyholder does not renew the policy. When the Company has an unconditional right to the consideration, the Company recognizes a reduction to the corresponding contract asset and refund liability. As of June 30, 2020 and 2019, there was approximately $1.7 million and $2.0 million, respectively, recorded in other current liabilities on the consolidated balance sheet.
Revenue Recognition—The Company recognizes revenue when a customer obtains control of promised goods or services and recognizes an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the contract with a customer; (ii) identification of the performance obligations in the contract, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.
Contracts with Customers—The Company’s customers are the insurance carriers that it contracts with to sell insurance policies on their behalf. The Company only applies the five-step model to contracts when it is probable that it will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. The Company earns commissions for first year and renewal policies from the insurance carriers, as presented in the consolidated statements of comprehensive income as commission revenue. Additionally, the Company earns production bonuses on first year policies from the insurance carriers based on attaining predetermined target sales levels or other agreed upon objectives and marketing development funds received from certain insurance carriers based on historical experience to drive incremental policy sales, as presented in the consolidated statements of comprehensive income as production bonus and other revenue. The contracts with the insurance carriers are non-exclusive and can typically be terminated unilaterally by either party. We review individual contracts to determine the Company’s legal and enforceable rights to renewal commissions upon contract termination when determining variable consideration. Additionally, the insurance carriers often have the ability to amend provisions in the contracts relating to the prospective commission rates paid to the Company for new policies sold. The Company’s contracts with customers contain a single performance obligation satisfied at a point in time to which it allocates the total transaction price.
Significant Judgments—The accounting estimates and judgments related to the recognition of revenue require the Company to make assumptions about numerous factors such as the determination of performance obligations and determination of the transaction price. In determining the amounts of revenue to recognize, the Company uses the following methods, inputs, and assumptions:
•Determination of Performance Obligations—The Company reviews each contract with customers to determine what promises the Company must deliver and which of these promises are capable of being distinct and are distinct in the context of the contract. The delivery of new policyholders to the insurance carriers is the only material promise specified within the contracts. After a policy is sold, the Company has no material additional or recurring obligations to the policyholder or the insurance carrier. The Company’s contracts do not include downstream policyholder activities such as claims support or payment collection services. While the primary promise is the sale of policies, some contracts include the promise to provide administrative services to policyholders on behalf of the insurance carrier such as responding to policyholder inquiries regarding coverage or providing proof of insurance. The Company has concluded that while these administrative services may be distinct, they are immaterial in the context of the contract.
▪Determination of the Transaction Price—The transaction price is identified as the first year commission due upon the initial sale of a policy as well as an estimate of renewal commissions or production bonuses when applicable. The estimates of renewal commissions and production bonuses are considered variable consideration and require significant judgment including determining the number of periods in which a renewal will occur and the value of those renewal commissions to be received if renewed.
For renewal commissions, the Company utilizes the expected value approach. This approach incorporates a combination of historical lapse and premium increase data along with available industry and insurance carrier experience data to estimate forecasted renewal consideration and constrain revenue recognized to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The uncertainty associated with the variable consideration is subsequently resolved when the policy renews.
The Company utilizes a practical expedient to estimate commission revenue by applying the use of a portfolio approach to policies grouped together by the segment, insurance carrier, product type, and quarter the policy was initially sold (referred to as a “cohort”). This provides a practical approach to estimating the renewal commissions expected to be collected for each cohort by evaluating various factors, including but not limited to, contracted commission rates, insurance carrier mix, premium increases, and persistency rates.
For production bonuses, the Company utilizes the expected value approach that incorporates a combination of historical payment data by segment and insurance carrier as well as current forecast data that is used to estimate the amount of production bonus expected to be received from the insurance carriers. For marketing development funds, the Company records revenue over the period in which the funds are earned.
Timing of Recognition—The Company recognizes revenue when it has completed its performance obligation, which is at different milestones for each segment based on the contractual enforceable rights, the Company’s historical experience, and established customer business practices:
•For Senior, revenue is recognized at the earliest of when the insurance carrier has approved the policy sold, when a commission payment is received from the insurance carrier, or when the policy sold becomes effective.
•For Life, revenue is recognized when the insurance carrier has approved the policy sold and payment information has been obtained from the policyholder.
•For Auto & Home, revenue is recognized when the policy sold becomes effective.
The Company does not receive consideration prior to the satisfaction of its performance obligation, and as a result, does not have contract liabilities with its customers. Refer to Note 12 of the consolidated financial statements for further information.
Accounts Receivable—Accounts receivable represents either first year or renewal commissions expected to be received on policies that have already been sold or renewed and for production bonus revenue that has been earned but not received from the insurance carrier. Typically, the Company receives commission payments as the insurance carriers receive payments from the underlying policyholders. As these can be on various payment terms such as monthly or quarterly, a receivable is recorded to account for the commission payments yet to be received from the insurance carriers.
Commissions Receivable—Commissions receivable are contract assets that represent estimated variable consideration for performance obligations that have been satisfied but payment is not due as the underlying policy has not renewed yet. The current portion of commissions receivable are future renewal commissions expected to be received within one year, while the non-current portion of commissions receivable are expected to be received beyond one year. Contract assets are reclassified as accounts receivable when the rights to the renewal commissions become unconditional, which is primarily upon renewal of the underlying policy, typically on an annual basis.
The Company assesses impairment for uncollectible consideration amounts when information available indicates it is probable that an asset has been impaired. There were no impairments recorded during the years ended June 30, 2020 or 2019, respectively.
Cost of Revenue—Cost of revenue represents the direct costs associated with fulfilling the Company’s obligations to the insurance carriers for the sale of insurance policies. Such costs primarily consist of compensation and related benefit costs for sales agents, fulfillment specialists, and others directly engaged in serving policy holders. The Company does not have any incremental costs of obtaining its contracts with its customers, the insurance carriers.
Accounts Receivable	Accounts Receivable—Accounts receivable represents either first year or renewal commissions expected to be received on policies that have already been sold or renewed and for production bonus revenue that has been earned but not received from the insurance carrier. Typically, the Company receives commission payments as the insurance carriers receive payments from the underlying policyholders. As these can be on various payment terms such as monthly or quarterly, a receivable is recorded to account for the commission payments yet to be received from the insurance carriers.
Commissions Receivable	Commissions Receivable—Commissions receivable are contract assets that represent estimated variable consideration for performance obligations that have been satisfied but payment is not due as the underlying policy has not renewed yet. The current portion of commissions receivable are future renewal commissions expected to be received within one year, while the non-current portion of commissions receivable are expected to be received beyond one year. Contract assets are reclassified as accounts receivable when the rights to the renewal commissions become unconditional, which is primarily upon renewal of the underlying policy, typically on an annual basis.
Share-Based Compensation	Share-Based Compensation—The Company applies the fair value method under ASC 718, Compensation—Stock Compensation (“ASC 718”), in accounting for share-based compensation to employees. Under ASC 718, compensation cost is measured at the grant date based on the fair value of the equity instruments awarded and is recognized over the period during which an employee is required to provide service in exchange for the award, or the requisite service period, which is usually the vesting period. The fair value of the equity award granted is estimated on the date of the grant.
Operating Leases	Operating Leases—The Company recognizes rent expense on a straight-line basis over the lease term. Any lease incentives or scheduled rent adjustments are recognized as reductions of rental expense on a straight-line basis over the term of the lease.
Marketing and Advertising Expense	Marketing and Advertising Expenses—Direct costs related to marketing and advertising the Company’s services are expensed in the period incurred.
Income Taxes
Income Taxes—The Company accounts for income taxes using an asset and liability method. Deferred income tax assets and liabilities result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements that will result in taxable or deductible amounts in future years. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.
The Company applies ASC 740, Income Taxes (“ASC 740”), in accounting for uncertainty in income taxes recognized in the Company’s consolidated financial statements. ASC 740 requires a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company records a liability for the difference between the benefit recognized and measured pursuant to ASC 740 and the tax position taken or expected to be taken on the Company’s tax return. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made.

Comprehensive Income	Comprehensive Income—Comprehensive income is comprised of net income and the effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges, less amounts reclassified into earnings.
Adoption of New Accounting Pronouncements and Recent Accounting Pronouncements Not Yet Adopted
Adoption of New Accounting Pronouncements—In February 2016, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2016-02, Leases (Topic 842), which has been clarified and amended by various subsequent updates. The core principle of this standard is that a lessee should recognize the assets and liabilities that arise from leases, by recognizing in the condensed consolidated balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. In accordance with the guidance of Topic 842, leases are classified as finance or operating leases, and both types of leases are recognized on the condensed consolidated balance sheet. The accounting applied by a lessor is largely unchanged from that applied under previous guidance. The new guidance requires certain expanded qualitative disclosures and specific quantitative disclosures in order to provide users of financial statements enough information to supplement the amounts recorded in the financial statements so that users can understand more about the nature of an entity’s leasing activities.
Although the effective date of this ASU has been deferred for emerging growth companies until annual periods beginning after December 15, 2021, the Company has early adopted the new guidance and related amendments on July 1, 2020, and has elected the transition package of practical expedients permitted under the transition guidance, which allowed the carry forward of historical assessments of whether a contract contains a lease, lease classification and initial direct costs. The new guidance and related amendments have been applied on a modified retrospective basis using the optional transition method with an application date of July 1, 2020.
As a result of adopting this standard, on July 1, 2020, the Company recorded lease liabilities of $41.3 million and right-of-use assets of $29.7 million, which includes reclassifications of existing assets and liabilities primarily related to deferred rent. The adoption of this new standard did not have a material impact on the Company’s condensed consolidated statement of comprehensive income or the condensed consolidated statement of cash flows. The Company has included expanded disclosures on the condensed consolidated balance sheets and in Note 7 to the condensed consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” This ASU amends the subsequent measurement of goodwill whereby Step 2 from the goodwill impairment test is eliminated. As a result, an entity should recognize a goodwill impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. The standard was adopted and applied prospectively by the Company as of July 1, 2020, but it did not have an impact on the Company's condensed consolidated financial statements and disclosures.
Recent Accounting Pronouncements Not Yet Adopted—In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), which amends the guidance for accounting for assets that are potentially subject to credit risk. The amendment affects contract assets, loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. As an emerging growth company, the standard is effective for the Company beginning in fiscal years starting after December 15, 2022, and interim periods within those fiscal years; however, early adoption is permitted. The Company is currently evaluating the impact to its condensed consolidated financial statements and related disclosures but does not expect this ASU to have a material impact.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies and changes the accounting for certain income tax transactions, among other minor improvements. This standard becomes effective for the Company on July 1, 2022, and for interim periods beginning July 1, 2023, with early adoption permitted. The Company is currently evaluating the impact to its condensed consolidated financial statements and related disclosures but does not expect this ASU to have a material impact.
Recent Accounting Pronouncements Not Yet Adopted—In February 2016, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2016-02, Leases (Topic 842), which has been clarified and amended by various subsequent updates. The core principle of this standard is that a lessee should recognize the assets and liabilities that arise from leases, by recognizing in the consolidated balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. Under the guidance of Topic 842, leases are classified as finance or operating leases, and both types of leases will be recognized on the consolidated balance sheet. The accounting applied by a lessor is largely unchanged from that applied under previous guidance. The new guidance requires certain expanded qualitative disclosures and specific quantitative disclosures in order to provide users of financial statements enough information to supplement the amounts recorded in the financial statements so that users can understand more about the nature of an entity’s leasing activities.
Although the effective date of this ASU has been deferred for emerging growth companies until annual periods beginning after December 15, 2021, the Company has elected to early adopt the new guidance and related amendments on July 1, 2020, and has elected various practical expedients permitted under the transition guidance. The new guidance and related amendments will be applied on a modified retrospective basis using the optional transition method with an application date of July 1, 2020. The Company has made an accounting policy election to keep leases with terms of twelve months or less that do not include purchase options that the Company is reasonably certain to exercise off of the consolidated balance sheet, which will result in recognizing those lease payments on a straight-line basis over the lease term.
As a result of adopting this standard, the Company estimates it will record lease liabilities of approximately $41.3 million and right-of-use assets of approximately $29.7 million, which includes reclassifications of existing assets and liabilities primarily related to deferred rent. The adoption of this new standard is not expected to have a material impact on the Company’s consolidated statement of comprehensive income or the consolidated statement of cash flows.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), which amends the guidance for accounting for assets that are potentially subject to credit risk. The amendments affect contract assets, loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. As an emerging growth company, this standard may be adopted by the Company effective in fiscal years beginning after December 15, 2022, and interim periods within those fiscal years; however, early adoption is permitted. The Company is currently evaluating the impact to its consolidated financial statements and related disclosures but does not expect this ASU to have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies and changes the accounting for certain income tax transactions, among other minor improvements. This standard becomes effective for the Company on July 1, 2022 and for interim periods beginning July 1, 2023, with early adoption permitted. The Company is currently evaluating the impact to its consolidated financial statements and related disclosures.
In March of 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying generally accepted accounting principles to certain contract modifications and hedging relationships that reference London Inter-bank Offered Rate (LIBOR) or another reference rate expected to be discontinued. The guidance is effective upon issuance and generally can be applied through December 31, 2022. The implementation of Topic 848 did not have a material impact to our consolidated financial statements and related disclosures.

Net Income (Loss) Per Share	The Company calculates net income per share as defined by ASC Topic 260, “Earnings per Share”. Basic net income per share (“Basic EPS”) is computed by dividing net income attributable to common shareholders by the weighted-average common stock outstanding during the respective period. Net income attributable to common shareholders is computed by deducting both the dividends declared in the period on preferred stock and the dividends accumulated for the period on cumulative preferred stock from net income. Diluted net income per share (“Diluted EPS”) is computed by dividing net income attributable to common and common equivalent shareholders by the total of the weighted-average common stock outstanding and common equivalent shares outstanding during the respective period. For the purpose of calculating the Company’s Diluted EPS, common equivalent shares outstanding include the conversion of the preferred stock on an 8:1 ratio, as the rights and privileges dictate as such, common shares issuable upon the exercise of outstanding employee stock options, and common shares issuable upon the conclusion of each ESPP offering period. The number of common equivalent shares outstanding has been determined in accordance with the if-converted method for the preferred stock and the treasury stock method for employee stock options and common stock issuable pursuant to the ESPP to the extent they are dilutive. Under the treasury stock method, the exercise price paid by the option holder and future share-based compensation expense that the Company has not yet recognized are assumed to be used to repurchase shares.